Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	As at December 31, 2013	As at December 31, 2012
Trade payables	$4,326	$7,655
Accrued compensation	2,918	2,198
Accrued legal costs	680	2,513
Dividends	4,527	4,272
Success fee obligation	4,358	4,401
Patent acquisition liability	5,000	—
Accrued other	3,203	1,367

	$25,012	$22,406

Schedule of Current and Long Term Liability

The current and long term portion of this liability is reflected as follows:

	As at December 31, 2013	As at December 31, 2012
Success fee obligation	$11,406	$15,301
Current portion	(4,358)	(4,401)

	$7,048	$10,900